Property Plant and Equipment	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Property Plant and Equipment	Note 13
Property, Plant and Equipment

EUR'000	Vessels	Dry dock	Other fixtures and fittings	Assets under construction	Total
Cost 2025
Beginning of financial year	1,056,664	17,644	13,513	736,610	1,824,431
Additions	71,255	843	3,661	1,254,658	1,330,417
Transfer from assets under construction	1,381,140	20,423	(10,371)	(1,391,192)	—
Disposals	—	—	(124)	—	(124)
Exchange differences	—	—	—	—	—
31 December 2025	2,509,059	38,910	6,679	600,076	3,154,724
Accumulated depreciation and impairment
Beginning of financial year	104,119	6,541	1,505	—	112,165
Depreciation charge	97,615	6,425	1,582	—	105,622
Disposals	—	—	(123)	—	(123)
Exchange differences	—	—	—	—	—
31 December 2025	201,734	12,966	2,964	—	217,664
Net book value	2,307,325	25,944	3,715	600,076	2,937,060
Additions during 2025 are mainly driven by newbuild vessels of P-class vessels of EUR 199 million, newbuild
A-class vessels of EUR 385 million, newbuild M-class vessels of EUR 436 million, and vessel upgrades of EUR
48 million. In 2025, Wind Pace, Wind Mover, Wind Maker and Wind Ally vessels were delivered and transferred from asset under construction to vessels.
Borrowing costs (including cash and non-cash items) for 2025 have been capitalised in a total amount of
EUR 53.9 million (2024: 19.7 million; 2023: EUR 7.1 million). The capitalisation rate used to determine the amount of borrowing costs to be capitalised is the weighted average interest rate applicable to the
Company’s general borrowings during the reporting period, being 6.05% (2024: 7.6%; 2023: 5.5%).
Note 13
Property, Plant and Equipment
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EUR'000	Vessels	Dry dock	Other fixtures and fittings	Assets under construction	Total
Cost 2024
Beginning of financial year	566,360	9,135	979	571,745	1,148,219
Additions	8,029	4,377	12,680	624,679	649,765
Transfer from assets under construction	468,678	4,000	—	(472,678)	—
Disposals	(5,146)	—	(306)	—	(5,452)
Exchange differences	18,743	132	160	12,864	31,899
31 December 2024	1,056,664	17,644	13,513	736,610	1,824,431
Accumulated depreciation and impairment
Beginning of financial year	58,727	3,548	312	—	62,587
Depreciation charge	50,571	3,125	1,166	—	54,862
Disposals	(5,000)	—	(306)	—	(5,306)
Impairment on disposal	—	—	—	—	—
Exchange differences	(179)	(132)	333	—	22
31 December 2024	104,119	6,541	1,505	—	112,165
Net book value	952,545	11,103	12,008	736,610	1,712,266
Additions during 2024 are mainly driven by newbuild P-class vessels of EUR 290 million, newbuild A-class vessels of EUR 114 million, newbuild M-class vessels of EUR 103 million, O-class main crane upgrades of EUR
62 million, and vessel upgrades of EUR 54 million. In 2024, Wind Peak vessel was delivered and transferred from asset under construction to vessels.
Borrowing costs for 2024 have been capitalised for a total of EUR 19.7 million (2023: EUR 7.1 million). The capitalisation rate used to determine the amount of borrowing costs to be capitalised is the weighted average interest rate applicable to the Company’s general borrowings during the reporting period, being
7.6% (2023: 5.5%).
Note 13
Property, Plant and Equipment
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EUR'000	Vessels	Dry dock	Other fixtures and fittings	Assets under construction	Total
Cost 2023
Beginning of financial year	282,282	9,261	536	356,163	648,242
Acquisition of businesses	296,536	171	599	144,219	441,525
Additions	227	—	3	73,169	73,399
Disposals	(8,002)	(291)	—	—	(8,293)
Exchange differences	(4,683)	(6)	(159)	(1,806)	(6,654)
December 31, 2023	566,360	9,135	979	571,745	1,148,219
Accumulated depreciation and impairment
Beginning of financial year	39,570	2,023	445	—	42,038
Depreciation charge	20,847	1,637	19	—	22,503
Disposals	(5,722)	(108)	—	—	(5,830)
Impairment on disposal	5,000	—	—	—	5,000
Exchange differences	(968)	(4)	(152)	—	(1,124)
December 31, 2023	58,727	3,548	312	—	62,587
Net book value	507,633	5,587	667	571,745	1,085,632
Note 13
Property, Plant and Equipment
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Due to the business combination with Eneti, the Group’s property, plant, and equipment increased by EUR
441.5 million in 2023. This increase primarily comprised the operating vessels Wind Scylla and Wind Zaratan
(EUR 206 million and EUR 87 million, respectively) as well as the newbuilds under construction, including the
M-class down payments for EUR 144 million.
Additions during 2023 were mainly driven by down payments of EUR 42 million for new P-class installation vessels (EUR 15.4 million), the new A-class FIVs (foundation installation vessels) (EUR 3.8 million) and instalments for the main cranes for both Wind Orca (EUR 16.0 million) and Wind Osprey (EUR 6.8 million), as presented above under assets under construction. In addition, assets under construction include EUR
7.6 million of guarantee fees to BW Group related to the A-class and P-class newbuild vessels as well as EUR
5.7 million of assets related to future projects that have not yet commenced.
Borrowing costs for 2023 were capitalised in a total amount of EUR 7.1 million. The capitalisation rate used to determine the amount of borrowing costs to be capitalised is the weighted average interest rate applicable to the Company’s general borrowings during the reporting period, being 5.5%.
Disposals during 2023 were mainly driven by the main cranes upgraded on both O-class vessels, as well as impairment recognised. For further details, please refer to Note 5.
Note 13
Property, Plant and Equipment
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Accounting policies
Property, plant and equipment are recognised at cost less accumulated depreciation and accumulated impairment losses.
The cost of an item of property, plant and equipment initially recognised includes its purchase price and any costs that are directly attributable to bringing the asset to the location and condition necessary for it to be capable of operating in the manner intended by management.
Subsequent expenditure relating to property, plant and equipment that has already been recognised is added to the carrying amount of the asset only when it is probable that future economic benefits associated with the item will flow to the Group and the cost of the item can be measured reliably. All other repair and maintenance expenses are recognised in profit or loss as incurred.
To maintain operational capability, the vessels are required to undergo dry-docking procedures every five years. The costs of the dry-docking procedures are capitalised at cost, including any costs that are directly attributable to bringing the vessels to the location and condition necessary for the dry-docking procedures.
Depreciation is calculated using the straight-line method to allocate their depreciable amounts over the assets’ estimated useful life. The estimated useful lives are as follows:

Useful life
Vessels and furnished equipment	Up to 25 years
Drydock	5 years
Cars	5 years
Other fixtures and fittings	2 to 3 years
The estimated useful life of the vessels of up to 25 years has been determined by an external consultant through a fatigue analysis based on the technical specification of the vessels, whereas for Wind Peak, the estimated useful life has been determined based on an internal technical analysis, validated by an external expert. The estimated useful life of these vessels depends on the initial delivery date.
Prior to their acquisition, Wind Orca and Wind Osprey, had already been in use for eight years, therefore the remaining useful life of these vessels is estimated at 17 years for all components except for the jacking system and the main crane, which have a remaining useful life of three years from the acquisition date. For
Wind Scylla and Wind Zaratan, the remaining useful lives at the acquisition date were assessed to be 17 and
14 years respectively, and all components are assigned the same useful life. Hull and steel components have a salvage value of up to EUR 15 million per vessel at the end of their useful lives. Both the salvage value and the residual value are estimated as the lightweight tonnage of each vessel multiplied by the scrap value per tonne. Depreciation is based on costs less the estimated residual value.
Further information is provided in Note 2.4, Material accounting judgements, estimates and assumptions, in relation to vessels acquired through the business combination.
The residual value, useful life, and methods of depreciation of property, plant, and equipment are reviewed at each financial year end and adjusted accordingly, if appropriate.
Borrowing costs
Borrowing costs are capitalised in accordance with IAS 23, where borrowing costs directly attributable to the construction of assets are capitalised until the asset is substantially ready for its intended use. Borrowing costs consist of interest and other costs incurred by the Group incurs in connection with the borrowing of funds, including guarantee fees provided by related parties.
Impairment of non-financial assets
Property, plant and equipment and right-of-use assets are tested for impairment whenever there is objective evidence or an indication that these assets may be impaired. Refer to note 12 for further information impairment testing.